GOODWILL AND INTANGIBLE ASSETS	0 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
Goodwill and Intangible Assets
NOTE 7—GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS:
a.	Goodwill:

	The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:
		2011	2010

		(U.S. $ in millions )
	Balance as of January 1	$15,232	$12,674
	Changes during year:
	Goodwill acquired	3,358	2,600
	Translation differences and other	(297)	(42)

	Balance as of December 31	$18,293	$15,232

b.	Identifiable intangible assets:

1. Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	December 31,
	2011	2010	2011	2010	2011	2010

	(U.S. $ in millions )
Product rights	$10,237	$6,720	$2,316	$1,708	$7,921	$5,012
Trade names	251	241	34	12	217	229
Research and development in process	2,178	510	0	0	2,178	510

Total	$12,666	$7,471	$2,350	$1,720	$10,316	$5,751

  <><><> The weighted average life of intangible assets is approximately 10 years.
  Amortization of intangible assets amounted to $707 million, $527 million and $485 million in the years ended December 31, 2011, 2010 and 2009, respectively.
  <><><>Impairment of definite life intangible assets amounted to $143 million, $109 million and $42 million in the years ended December 31, 2011, 2010 and 2009, respectively.
  <><><>As of December 31, 2011, the estimated aggregate amortization of intangible assets for the years 2012 to 2016 is as follows: 2012—$1,328 million; 2013—$1,124 million; 2014—$1,088 million; 2015—$845 million and 2016—$772 million.

<><>c <>.       As of December 31, 2011, 2010 and 2009, the Company determined that there was no impairment with respect to either goodwill or other indefinite life intangible assets.